Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SMEAD FUNDS TRUST
Supplement dated July 13, 2022 to the
Prospectus
dated March 30, 2022
Smead International Value Fund
(the “Fund”)
Investor Class Shares (SVXLX)
Class A Shares (SVXAX)
Class C Shares (SVXCX)
Class I1 Shares (SVXFX)
Class I2 Shares (SVXIX)
Class Y Shares (SVXYX)
This Supplement updates certain information contained in the Fund’s Prospectus dated March 30, 2022. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877‑807‑4122 or by visiting the Fund’s website at https://smeadcap.com/smead-funds/.
Effective immediately, the section entitled “Fund Summary-Smead International Value Fund-Principal Investment Strategies” beginning on page 2 of the Prospectus is hereby supplemented with the following:
The Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
Effective immediately, the section entitled “Fund Summary-Smead International Value Fund-Principal Risks” beginning on page 3 of the Prospectus is hereby supplemented with the following:
•
Convertible Securities Risk. The risks associated with an investment in warrants, which are a form of convertible security, include the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.

Smead International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SMEAD FUNDS TRUST
Supplement dated July 13, 2022 to the
Prospectus
dated March 30, 2022
Smead International Value Fund
(the “Fund”)
Investor Class Shares (SVXLX)
Class A Shares (SVXAX)
Class C Shares (SVXCX)
Class I1 Shares (SVXFX)
Class I2 Shares (SVXIX)
Class Y Shares (SVXYX)
This Supplement updates certain information contained in the Fund’s Prospectus dated March 30, 2022. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877‑807‑4122 or by visiting the Fund’s website at https://smeadcap.com/smead-funds/.
Effective immediately, the section entitled “Fund Summary-Smead International Value Fund-Principal Investment Strategies” beginning on page 2 of the Prospectus is hereby supplemented with the following:
The Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
Effective immediately, the section entitled “Fund Summary-Smead International Value Fund-Principal Risks” beginning on page 3 of the Prospectus is hereby supplemented with the following:
•
Convertible Securities Risk. The risks associated with an investment in warrants, which are a form of convertible security, include the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.